Provisions (Tables)	12 Months Ended
Mar. 31, 2024
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2024 and 2023.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2022	¥135,123	¥92,661	¥227,784
Additional provisions	29,000	34,141	63,141
Amounts used	(35,707)	(7,794)	(43,501)
Unused amounts reversed	—	(90)	(90)
Amortization of discount and effect of change in discount rate	(182)	141	(41)
Others	—	51	51

Balance at March 31, 2023	128,234	119,110	247,344

Additional provisions	23,000	14,379	37,379
Amounts used	(29,431)	(8,748)	(38,179)
Unused amounts reversed	—	(14,825)	(14,825)
Amortization of discount and effect of change in discount rate	(939)	156	(783)
Others	—	383	383

Balance at March 31, 2024	¥120,864	¥110,455	¥231,319